Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EDCP
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
General:
The accompanying financial statements have been prepared on an accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Valuation:
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
The investment in common shares of the Company is valued at the last reported close price on the New York Stock Exchange on the last business day of the year. Investments in the stock and bond mutual funds and money market fund are valued at market. Market values for these investments were determined by quoted prices, which represent the net asset value of shares held by the Plan at December 31.
Investment securities are exposed to various risks such as interest rate, market and credit risks. Market values of securities fluctuate based on the magnitude of changing market conditions. Significant changes in market conditions could materially affect Plan investments.

Fair Value:
As defined in Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurement, fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a framework for measuring fair value, establishes a fair value hierarchy based on inputs used to measure fair value, and requires disclosure about fair value measurements.
The Plan has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, into a fair value hierarchy of three levels, as follows:

Level 1: Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g. active exchange-traded equity securities).

Level 2: Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3: Inputs that are unobservable. Unobservable inputs reflect the reporting entity’s subjective evaluation about the assumptions market participants would use in pricing the financial instrument.
NOTES TO FINANCIAL STATEMENTS

The Progressive Corporation
Executive Deferred Compensation Plan

December 31, 2025 and 2024

2 Summary of Significant Accounting Policies, Continued

The composition of the investment portfolio as of December 31 was:

Description	12/31/2025	Level 1	Level 2	Level 3
Money Market Fund	$40,260,526	$40,260,526	$—	$—
Mutual Funds	122,350,227	122,350,227	—	—
Common Stock	93,722,835	93,722,835	—	—
Total	$256,333,588	$256,333,588	$—	$—

Description	12/31/2024	Level 1	Level 2	Level 3
Money Market Fund	$40,043,259	$40,043,259	$—	$—
Mutual Funds	135,947,771	135,947,771	—	—
Common Stock	361,974,038	361,974,038	—	—
Total	$537,965,068	$537,965,068	$—	$—

Subsequent Events:
Management evaluates events occurring subsequent to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements.

Other:
Investment transactions are recorded on a trade date basis.
Realized gains and losses on the sale or distribution of securities are determined based on the average cost of the securities sold.
Dividends are recorded on their payment date for shareholders of record on the ex-dividend date. Interest and other investment income are recorded as earned on the accrual basis.
Short-term trading fees are imposed by some funds in the Plan if any shares are sold, withdrawn or transferred out, after holding them for less than a specified period of time.
Administrative expenses of the Plan, including trust management, legal and other fees, are paid by the Company.

Revenue Share:
For any investment that generates revenue share for Fidelity Management Trust Company (FMTC), the trustee of the rabbi trust described in Note 4, FMTC is returning that revenue share back to the Plan and the Plan in turn returns that revenue to the participants who are invested in those funds. This fee credit is issued to participants quarterly.